REVENUE AND DEFERRED REVENUES - Disaggregation of revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disaggregation Of Revenue
Revenue	¥ 2,495,322	$ 351,459	¥ 4,142,862	¥ 6,250,109
Smart Wearable Devices
Disaggregation Of Revenue
Revenue	644,879		1,697,053	3,340,857
Self-branded products and others
Disaggregation Of Revenue
Revenue	¥ 1,850,443		¥ 2,445,809	¥ 2,909,252